CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,519		$ 5,991
Restricted cash	1,672		658
Accounts receivable, net	3,199		3,586
Prepayments and other current assets	1,514		748
Contract assets, net	202		441
Inventories	342		586
Total current assets	10,448		12,010
Property, plant and equipment, net	259		700
Investments in affiliates	8,084		7,720
Goodwill	1,071		1,071
Deferred tax assets	0		87
Operating right-of-use assets	233		406
Long term investments	0		148
Restricted cash	0		71
Total non-current assets	9,647		10,203
Total assets	20,095		22,213
Current liabilities:
Bank borrowings	361		565
Accounts payable	2,394		3,914
Contract liabilities	1,063		869
Other payables and accrued expenses	1,593		1,142
Current portion of long-term operating lease obligations	118		170
Income tax payable	4		0
Total current liabilities	5,533		6,660
Non-current liabilities:
Deferred tax liabilities	5		0
Long-term operating lease obligations, net of current maturities	94		216
Total non-current liabilities	99		216
Total liabilities	5,632		6,876
Commitments and contingencies
Shareholders' equity:
Ordinary share, 20,000,000 shares authorized as of December 31, 2020 and 2019, respectively; 3,260,559 no par value shares issued as of December 31, 2020 and 2019, respectively	123		123
Additional paid-in capital	9,615		9,561
Treasury stock, 167,700 shares at cost as of December 31, 2019 and 2018, respectively	(786)		(786)
PRC statutory reserves	316		316
Accumulated other comprehensive income	851		899
Retained earnings	3,816		4,346
Total shareholders' equity attributable to entity	13,935		14,459
Non-controlling interest	528		878
Total shareholders' equity	14,463		15,337
Total liabilities and shareholders' equity	$ 20,095		$ 22,213
ZHEJIANG TIANLAN
Current assets:
Cash and cash equivalents | ¥		¥ 50,969		¥ 11,614
Accounts receivable, net | ¥		118,621		138,778
Prepayments and other current assets | ¥		28,387		52,859
Contract assets, net | ¥		94,494		80,961
Inventories | ¥		2,389		5,755
Short-term investments | ¥		0		800
Total current assets | ¥		294,860		290,767
Property, plant and equipment, net | ¥		79,257		87,781
Intangible asset, net | ¥		2,120		927
Land use right, net | ¥		5,147		5,291
Deferred tax assets | ¥		13,639		13,970
Long term investments | ¥		0		1,492
Total non-current assets | ¥		100,163		109,461
Total assets | ¥		395,023		400,228
Current liabilities:
Bank borrowings | ¥		20,029		26,841
Accounts payable | ¥		97,795		89,372
Contract liabilities | ¥		47,135		55,898
Other payables and accrued expenses | ¥		17,747		7,583
Other taxes payable | ¥		15,169		9,531
Current portion of long-term finance lease obligations | ¥		0		25,785
Total current liabilities | ¥		197,875		215,010
Non-current liabilities:
Deferred government grant | ¥		4,894		2,349
Total non-current liabilities | ¥		4,894		2,349
Total liabilities | ¥		202,769		217,359
Commitments and contingencies | ¥
Shareholders' equity:
Share capital 82,572,000 no par value shares authorised, issued and outstanding as of December 31, 2020 and 2019, respectively | ¥		82,572		82,572
Capital reserve | ¥		35,761		35,510
PRC statutory reserves | ¥		15,670		14,421
Retained earnings | ¥		55,248		46,423
Total shareholders' equity attributable to entity | ¥		189,251		178,926
Non-controlling interest | ¥		3,003		3,943
Total shareholders' equity | ¥		192,254		182,869
Total liabilities and shareholders' equity | ¥		¥ 395,023		¥ 400,228